DEPOSITS FROM DIRECT FINANCING LEASES (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
DEPOSITS FROM DIRECT FINANCING LEASES
Deposits From Direct Financing	$ 2,084,305	$ 2,050,035